DEFERRED ACQUISITION COSTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEFERRED ACQUISITION COSTS
DEFERRED ACQUISITION COSTS
3.	DEFERRED ACQUISITION COSTS

Deferred acquisition costs were as follows:

	Nine Months Ended
	September 30, 2021	September 30, 2020
Balance—Beginning of year	$58,571,981	$46,808,359
Acquisition costs deferred	132,127,037	94,062,544
Amortization charged to income	(101,262,030)	(76,851,909)
Balance—September 30	$89,436,987	$64,018,994

3.	DEFERRED ACQUISITION COSTS

Deferred acquisition costs for the years ended December 31 were:

	2020	2019
Balance – January 1	$46,808,359	$27,860,885
Acquisition costs deferred	117,737,579	95,096,214
Amortization charged to income	(105,973,957)	(76,148,740)
Balance – December 31	$58,571,981	$46,808,359